OTHER PROVISIONS (Details) - 12 months ended Dec. 31, 2020 $ in Thousands	USD ($)	EUR (€)
OTHER PROVISIONS (Details) [Line Items]
Tax credit suspend amount | $	$ 69
Legal claim, percentage	2.50%
Infringement of European Union Regulations [Member]
OTHER PROVISIONS (Details) [Line Items]
Estimated financial effect of contingent liabilities		€ 776,465,000
Infringement of European Union Regulations [Member] | Provision for European Commission Investigation [Member]
OTHER PROVISIONS (Details) [Line Items]
Commission provision decrease, description	With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM.
TAM S.A. and Subsidiaries [Member]
OTHER PROVISIONS (Details) [Line Items]
Business combination loss percentage	50.00%
Lan Cargo S.A. [Member] | Infringement of European Union Regulations [Member] | Provision for European Commission Investigation [Member]
OTHER PROVISIONS (Details) [Line Items]
Estimated financial effect of contingent liabilities		€ 8,220,000